UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Goldman Sachs Mid Cap Value Fund (Initial Class)

Annual Report

December 31, 2012

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

During the first quarter of 2012, U.S. equities extended their rally in March on increasing conviction that the economy is recovering. The S&P 500® Index (“Index”) ended the quarter up 12.60%, its strongest first quarter since 1998. U.S. equities rose on evidence that the labor market and manufacturing were improving. The Index then declined 2.80% in the second quarter, driven by weak economic data and headlines from Europe during much of the period. U.S. first quarter GDP growth was revised down to 1.90% from 2.20%, while employment reports in the quarter suggested slowing in the labor market. Housing was a bright spot as sales increased and home prices are showing signs of stabilization. U.S. equities gained steadily through the third quarter, as the Index returned 6.40%. The Federal Reserve (“Fed”) announced another round of quantitative easing with no expiration date but with the explicit goal of reducing unemployment. The Fed also extended its policy of near zero interest rates until at least mid-2015. The Index ended the fourth quarter down 0.38% but gained 16.00% in 2012 to mark the fourth straight year of gains. During 2012, U.S. equities generally reflected optimism as the Dow Jones Industrial Average closed above 13000 for the first time since May 2008 and the NASDAQ made a new 11-year high. Among the biggest themes of the year was the strong commitment to low interest rates and easy monetary policy from central banks in the U.S., Europe and Japan, which drove market-leading returns in financial stocks for the full year. In December, the Fed further updated its low interest policy to include the condition that the unemployment rate must decline to 6.5% or lower before it would tighten again. Despite encouraging signs of momentum in the housing market and stabilization in the labor market later in the year, U.S. equities made only modest gains after President Obama’s re-election in November as the “fiscal cliff” proved a cliffhanger. The energy sector significantly lagged during the year as oil prices remained relatively stable, balancing continued unrest in several oil-producing regions with potential supply increases from US shale production and a modest outlook for global growth.

The Great-West Goldman Sachs Mid Cap Value Fund (Initial Class shares) returned 15.47% for the 12 month period ended December 31, 2012 and underperformed its benchmark, the Russell Mid Cap Value Index, which returned 18.51%.

Returns to the investment themes were positive overall. Momentum contributed positively to relative performance, followed by Valuation and Sentiment. Profitability also added value, albeit to a lesser extent. Conversely, Quality detracted from excess returns, while Management was relatively flat for the period.

Despite positive results from our investment themes, contribution from industries dragged down excess returns for the period. Although industry exposures were no larger than normal, overweights in some industries, such as oil & gas and computers & peripherals, had big downward moves, negatively impacting relative performance.

Among sectors, stock selection was negative overall. Holdings in the consumer staples and consumer discretionary sectors lagged their peers in the benchmark for the period. Meanwhile, stock picks in the energy and information technology sectors outpaced their peers in the benchmark most.

On an individual stock level, overweight positions in Tempur-Pedic International Inc (0.36% of the portfolio), Herbalife Ltd (0.38%) and Tyson Foods Inc (0.85%) detracted most from relative performance for the period. On the upside, overweight positions in Constellation Brands Inc

(0.36%), HollyFrontier Corp (0.42%) and Marathon Petroleum Corp (0.83%) were among the biggest positive contributors to excess returns.

We implemented an enhancement to our U.S. stock selection process with the introduction of a short-term model. Our alpha model forecasts returns using 3- to 12-month horizons through which we create our long-term investment decisions. In addition to that, the short-term model now determines entry and exit points for trade execution. Also, we implemented an enhancement to our stock selection process globally, incorporating several measures to the signals within our Valuation theme. These include cash flow signals, book value signals, dividend and buyback signals, forecasted and realized earnings signal and structural valuation signals. The signal weights are customized based on the stock’s industry, sector and geographic location. We also implemented an enhancement to our stock selection process across several geographic regions, incorporating several measures to the signals within our Quality theme. These include measures of capital investment, funding source, earnings quality, competitive positioning and financial solvency.

We strongly believe that investors will use fundamentally-based criteria to form their portfolios. That is, investors will choose to overweight those stocks with less expensive valuations, higher quality earnings, and higher profitability. We stand behind our investment philosophy that sound economic investment principles, coupled with a disciplined quantitative approach, can provide strong, uncorrelated returns over the long-term. Our research agenda is robust and we continue to enhance our existing models, add new proprietary forecasting signals, and improve our trading execution in order to provide the most value possible to our clients.

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund	Russell MidCap Value Index
	10,000.00	10,000.00
2008*	6,350.00	6,116.00
2009	8,208.65	8,208.28
2010	10,054.43	10,239.83
2011	10,146.93	10,098.52
2012	11,716.66	11,967.76

*For the period from May 15, 2008 through December 31, 2008.

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Since Inception (5/15/08)
Initial Class	15.47%	3.45%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Sector as of December 31, 2012

Sector	% of Fund Investments
Basic Materials	4.90%
Communications	6.81%
Consumer, Cyclical	9.43%
Consumer, Non-cyclical	14.02%
Diversified	0.19%
Energy	9.29%
Financial	26.75%
Industrial	7.64%
Short Term Investments	5.21%
Technology	6.56%
Utilities	9.20%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (06/30/12)	Ending Account Value (12/31/12)	Expenses Paid During Period* (06/30/12 – 12/31/12)
Actual	$1,000.00	$1,068.90	$6.52

Hypothetical (5% return before expenses)	$1,000.00	$1,018.97	$6.36

*Expenses are equal to the Fund’s annualized expense ratio of 1.25% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

As of December 31, 2012

Shares		Value

COMMON STOCK
Basic Materials — 5.15%
142,598	Alcoa Inc	$1,237,751
35,311	Allegheny Technologies Inc	1,072,042
7,070	CF Industries Holdings Inc	1,436,341
15,187	Cliffs Natural Resources Inc (a)	585,611
109,047	Commercial Metals Co	1,620,438
1,395	Domtar Corp	116,510
109,594	Huntsman Corp	1,742,544
11,382	International Paper Co	453,459
888	NewMarket Corp	232,834
101,794	Nucor Corp	4,395,465
14,758	Reliance Steel & Aluminum Co	916,472
27,365	United States Steel Corp (a)	653,202
17,707	Valspar Corp	1,104,917
12,939	WR Grace & Co (b)	869,889

		16,437,475

Communications — 7.16%
3,358	AMC Networks Inc Class A (b)	166,221
26,154	AOL Inc	774,420
133,100	Cablevision Systems Corp Class A	1,988,514
102,316	Ciena Corp (b)	1,606,361
59,764	Clearwire Corp Class A (b)	172,718
93,167	DISH Network Corp Class A	3,391,279
35,105	EchoStar Corp Class A (b)	1,201,293
28,488	Harris Corp	1,394,773
40,316	JDS Uniphase Corp (b)	545,879
227,308	Liberty Interactive Corp Class A (b)	4,473,421
77,617	MetroPCS Communications Inc (b)	771,513
24,433	Scholastic Corp	722,239
452,821	Sprint Nextel Corp (b)	2,567,495
60,606	Symantec Corp (b)	1,139,999
5,735	ValueClick Inc (b)	111,316
21,363	VeriSign Inc (b)	829,312
120,858	Windstream Corp (a)	1,000,704

		22,857,457

Consumer, Cyclical — 9.91%
37,867	Alaska Air Group Inc (b)	1,631,689
6,246	American Eagle Outfitters Inc	128,105
9,788	Autoliv Inc (a)	659,613
42,282	AutoNation Inc (a)(b)	1,678,595
5,178	BorgWarner Inc (b)	370,848
3,693	Cinemark Holdings Inc	95,944
14,493	Cintas Corp	592,764
1,542	Copa Holdings SA Class A	153,352
13,601	Copart Inc (b)	401,230
5,168	Dillard’s Inc Class A	432,923
21,886	Foot Locker Inc	702,978
1,740	Fossil Inc (b)	161,994
34,759	Goodyear Tire & Rubber Co (b)	480,022
36,491	HNI Corp	1,096,920
4,436	Lear Corp	207,782
21,297	Lennar Corp Class A (a)	823,555
7,105	Ltd Brands Inc	334,361
83,302	Marriott International Inc Class A	3,104,666
19,655	Mohawk Industries Inc (b)	1,778,188

Shares		Value

Consumer, Cyclical — (continued)
6,936	MSC Industrial Direct Co Inc Class A	$522,836
6,500	Nu Skin Enterprises Inc Class A (a)	240,825
21,271	Oshkosh Corp (b)	630,685
139,523	PulteGroup Inc (b)	2,533,738
17,721	Regal Entertainment Group Class A (a)	247,208
9,225	Ross Stores Inc	499,534
32,047	Royal Caribbean Cruises Ltd	1,089,598
13,727	Signet Jewelers Ltd	733,022
164,274	Southwest Airlines Co	1,682,166
21,721	Staples Inc	247,619
2,403	Toro Co	103,281
3,401	Visteon Corp (b)	183,042
8,311	WABCO Holdings Inc (b)	541,794
30,403	Watsco Inc	2,277,185
45,289	Wendy’s Co	212,858
35,192	Wyndham Worldwide Corp	1,872,566
28,424	Wynn Resorts Ltd	3,197,416

		31,650,902

Consumer, Non-cyclical — 14.74%
22,598	Alexion Pharmaceuticals Inc (b)	2,119,918
48,901	Avery Dennison Corp	1,707,623
6,986	Bio-Rad Laboratories Inc Class A (b)	733,879
30,142	Boston Scientific Corp (b)	172,714
6,123	Brown-Forman Corp Class B	387,280
85,761	CareFusion Corp (b)	2,451,049
11,009	Convergys Corp	180,658
8,183	Cooper Cos Inc	756,764
63,995	CoreLogic Inc (b)	1,722,745
29,805	Covance Inc (b)	1,721,835
2,754	Coventry Health Care Inc	123,462
21,399	DENTSPLY International Inc	847,614
8,262	Endo Health Solutions Inc (b)	217,043
27,608	Forest Laboratories Inc (b)	975,114
56,064	H&R Block Inc	1,041,108
56,455	Herbalife Ltd (a)	1,859,628
178,869	Hertz Global Holdings Inc (b)	2,910,199
24,874	Hill-Rom Holdings Inc	708,909
46,193	HJ Heinz Co	2,664,412
26,661	Hormel Foods Corp	832,090
123,660	Hospira Inc (b)	3,863,138
26,866	Humana Inc	1,843,813
5,088	Ingredion Inc	327,820
11,374	Lancaster Colony Corp	786,967
104,919	Lender Processing Services Inc	2,583,106
26,109	Life Technologies Corp (b)	1,281,430
9,480	Moody’s Corp	477,034
25,537	Mylan Inc (b)	701,757
11,853	Omnicare Inc	427,893
7,471	Rollins Inc	164,661
14,935	RR Donnelley & Sons Co (a)	134,415
46,013	SEI Investments Co	1,073,943
3,320	STERIS Corp	115,304
49,608	SUPERVALU Inc (a)	122,532
98,480	Tyson Foods Inc Class A	1,910,512
11,331	United Therapeutics Corp (b)	605,302

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

As of December 31, 2012

Shares		Value

Consumer, Non-cyclical — (continued)
10,915	Universal Corp	$544,768
6,599	Universal Health Services Inc Class B	319,062
13,296	Vertex Pharmaceuticals Inc (b)	557,634
76,177	Warner Chilcott PLC Class A	917,171
4,319	Watson Pharmaceuticals Inc (b)	371,434
56,958	Zimmer Holdings Inc	3,796,820

		47,060,560

Diversified — 0.21%
27,606	Leucadia National Corp (a)	656,747

Energy — 9.77%
15,438	Cimarex Energy Co	891,236
11,282	CONSOL Energy Inc	362,152
68,291	Denbury Resources Inc (b)	1,106,314
20,023	Diamond Offshore Drilling Inc (a)	1,360,763
9,208	Dresser-Rand Group Inc (b)	516,937
149,464	EXCO Resources Inc (a)	1,011,871
3,056	HollyFrontier Corp	142,257
136,072	Marathon Petroleum Corp	8,572,536
78,299	Murphy Oil Corp	4,662,706
52,758	Newfield Exploration Co (b)	1,412,859
40,268	Noble Energy Inc	4,096,866
26,976	Peabody Energy Corp	717,831
51,312	Quicksilver Resources Inc (a)(b)	146,752
21,031	Southwestern Energy Co (b)	702,646
55,844	Tesoro Corp	2,459,928
32,484	Ultra Petroleum Corp (a)(b)	588,935
54,080	Valero Energy Corp	1,845,210
40,085	WPX Energy Inc (b)	596,465

		31,194,264

Financial — 28.12%
4,677	Affiliated Managers Group Inc (b)	608,712
8,002	Allied World Assurance Co Holdings AG	630,558
7,453	American Financial Group Inc	294,543
3,261	American National Insurance Co	222,694
46,080	Ameriprise Financial Inc	2,885,990
216,616	Annaly Capital Management Inc REIT	3,041,289
33,782	Aon PLC	1,878,279
226,461	Apollo Investment Corp	1,893,214
3,605	Aspen Insurance Holdings Ltd	115,648
42,189	Assurant Inc	1,463,958
33,688	AvalonBay Communities Inc REIT	4,567,756
17,460	Axis Capital Holdings Ltd	604,814
7,734	Bank of Hawaii Corp	340,683
6,965	BOK Financial Corp	379,314
46,765	Boston Properties Inc REIT	4,948,205
28,184	City National Corp	1,395,672
22,665	CNA Financial Corp	634,847
33,292	Comerica Inc	1,010,079
8,949	Commerce Bancshares Inc	313,752
12,351	Cullen/Frost Bankers Inc	670,289
49,112	E*TRADE Financial Corp (b)	439,552

Shares		Value

Financial — (continued)
43,736	East West Bancorp Inc	$939,887
94,103	Extra Space Storage Inc REIT	3,424,408
2,721	Federal Realty Investment Trust REIT	283,038
118,107	Federated Investors Inc Class B (a)	2,389,305
68,421	Fidelity National Financial Inc Class A	1,611,315
125,733	Fifth Third Bancorp	1,909,884
68,760	First American Financial Corp	1,656,428
818	First Citizens BancShares Inc Class A	133,743
14,072	First Niagara Financial Group Inc	111,591
20,215	FirstMerit Corp	286,851
24,919	Forest City Enterprises Inc Class A (b)	402,442
87,771	Fulton Financial Corp	843,479
34,336	Greenhill & Co Inc	1,785,129
22,441	Hartford Financial Services Group Inc	503,576
128,195	HCP Inc REIT	5,791,850
88,485	Health Care Inc REIT	5,423,246
8,410	Interactive Brokers Group Inc Class A	115,049
1,453	IntercontinentalExchange Inc (b)	179,896
20,077	International Bancshares Corp	362,390
51,116	Invesco Ltd	1,333,616
202,649	Janus Capital Group Inc (a)	1,726,569
6,099	Jefferies Group Inc	113,258
4,822	Legg Mason Inc	124,022
12,701	Lincoln National Corp	328,956
4,102	LPL Financial Holdings Inc (b)	115,512
49,649	M&T Bank Corp	4,888,937
11,618	Mercury General Corp	461,118
169,364	New York Community Bancorp Inc (a)	2,218,668
15,883	Northern Trust Corp	796,691
27,981	People’s United Financial Inc	338,290
12,601	Plum Creek Timber Co Inc REIT	559,106
8,008	Popular Inc (b)	166,486
33,240	Potlatch Corp REIT	1,302,676
3,457	Prosperity Bancshares Inc	145,194
24,379	Protective Life Corp	696,752
21,814	Raymond James Financial Inc	840,493
67,116	Rayonier Inc REIT	3,478,622
11,616	Regency Centers Corp REIT	547,346
155,667	Regions Financial Corp	1,108,349
19,944	St Joe Co (a)(b)	460,308
2,106	SVB Financial Group (b)	117,873
4,747	T Rowe Price Group Inc	309,172
34,532	Taubman Centers Inc REIT	2,718,359
11,483	UDR Inc REIT	273,066
23,252	Unum Group	484,107
48,741	Validus Holdings Ltd	1,685,464
70,628	Valley National Bancorp (a)	656,840
53,068	Ventas Inc REIT	3,434,561
15,713	Waddell & Reed Financial Inc Class A	547,127
31,701	WR Berkley Corp	1,196,396

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

As of December 31, 2012

Shares		Value

Financial — (continued)
5,413	Zions Bancorporation	$115,838

		89,783,127

Industrial — 8.04%
1,870	Alliant Techsystems Inc	115,865
11,457	Amphenol Corp Class A	741,268
13,448	Armstrong World Industries Inc	682,217
20,730	Avnet Inc (b)	634,545
5,635	B/E Aerospace Inc (b)	278,369
27,506	Donaldson Co Inc	903,297
9,125	Energizer Holdings Inc	729,818
15,753	Engility Holdings Inc (b)	303,403
14,149	Gardner Denver Inc	969,206
3,489	Graco Inc	179,649
135,632	Harsco Corp	3,187,352
19,732	Huntington Ingalls Industries Inc	855,185
16,378	Jabil Circuit Inc	315,932
1,404	Kansas City Southern	117,206
17,942	Lincoln Electric Holdings Inc	873,417
108,712	Manitowoc Co Inc	1,704,604
3,250	Martin Marietta Materials Inc (a)	306,410
92,271	McDermott International Inc (b)	1,016,826
12,802	Mettler-Toledo International Inc (b)	2,474,627
9,098	Mine Safety Appliances Co	388,576
104,064	Molex Inc (a)	2,844,069
10,303	Packaging Corp of America	396,356
6,334	Parker Hannifin Corp	538,770
11,777	PerkinElmer Inc	373,802
9,557	Regal-Beloit Corp	673,482
34,804	Republic Services Inc	1,020,801
17,329	Spirit Aerosystems Holdings Inc Class A (b)	294,073
3,834	SPX Corp	268,955
37,590	Textron Inc	931,856
35,334	Trinity Industries Inc	1,265,664
11,463	UTi Worldwide Inc	153,604
10,830	Vishay Intertechnology Inc (b)	115,123

		25,654,327

Technology — 6.90%
339,701	Activision Blizzard Inc	3,607,625
131,737	Applied Materials Inc	1,507,071
5,153	Autodesk Inc (b)	182,159
101,264	Brocade Communications Systems Inc (b)	539,737
134,764	CA Inc	2,962,113
37,293	Computer Sciences Corp	1,493,585
68,917	Cypress Semiconductor Corp	747,060
7,798	Dun & Bradstreet Corp (a)	613,313
28,067	Fidelity National Information Services Inc	977,012
48,667	KLA-Tencor Corp	2,324,336
9,386	Lam Research Corp (b)	339,116
10,265	Mantech International Corp Class A	266,274
89,463	Marvell Technology Group Ltd	649,501
46,872	Mentor Graphics Corp (b)	797,761
138,655	Micron Technology Inc (b)	880,459

Shares				Value

Technology — (continued)
15,318	NetApp Inc (b)		$	513,919
15,727	Nuance Communications Inc (b)			351,027
41,590	NVIDIA Corp			511,141
41,575	ON Semiconductor Corp (b)			293,104
7,669	Parametric Technology Corp (b)			172,629
23,509	Skyworks Solutions Inc (b)			477,233
7,063	Synopsys Inc (b)			224,886
27,356	Western Digital Corp			1,162,356
62,862	Xerox Corp			428,719

				22,022,136

Utilities — 9.67%
14,888	AES Corp			159,302
3,149	AGL Resources Inc			125,865
51,021	Ameren Corp			1,567,365
44,508	American Water Works Co Inc			1,652,582
9,334	Aqua America Inc			237,270
12,111	Atmos Energy Corp			425,338
155,327	CenterPoint Energy Inc			2,990,045
14,186	CMS Energy Corp			345,855
75,699	DTE Energy Co			4,545,725
74,062	Entergy Corp			4,721,452
43,067	Great Plains Energy Inc			874,691
10,839	Integrys Energy Group Inc			566,013
76,549	MDU Resources Group Inc			1,625,901
77,686	NiSource Inc			1,933,604
77,155	Pinnacle West Capital Corp			3,933,362
2,566	SCANA Corp			117,112
63,010	TECO Energy Inc			1,056,048
67,055	UGI Corp			2,193,369
7,563	Vectren Corp			222,352
31,422	Wisconsin Energy Corp			1,157,901
15,955	Xcel Energy Inc			426,158

				30,877,310

TOTAL COMMON STOCK — 99.67% (Cost $295,182,063)		$		318,194,305

Principal Amount

SECURITIES LENDING COLLATERAL
$146,932	Undivided interest of 7.35% in a repurchase agreement (principal amount/value $2,001,943 with a maturity value of $2,001,961) with HSBC Securities (USA) Inc, 0.16%, dated 12/31/12, to be repurchased at $146,932 on 1/2/13, collateralized by various U.S. Government Agency Securities, 0.00% - 9.38%, 1/15/13 - 3/17/31, with a value of $2,041,993.			$146,932

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

As of December 31, 2012

Principal Amount		Value

Securities Lending Collateral — (continued)
$873,391	Undivided interest of 5.04% in a repurchase agreement (principal amount/value $17,377,120 with a maturity value of $17,377,265) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 12/31/12, to be repurchased at $873,391 on 1/2/13, collateralized by U.S. Treasury, 0.38% - 4.13%, 6/30/13 - 8/15/19, with a value of $17,724,664.	$873,391
4,998,986	Undivided interest of 7.25% in a repurchase agreement (principal amount/value $69,100,000 with a maturity value of $69,100,691) with RBC Capital Markets Corp, 0.18%, dated 12/31/12, to be repurchased at $4,998,986 on 1/2/13, collateralized by various U.S. Government Agency Securities, 2.00% - 4.50%, 10/1/32 - 1/1/43, with a value of $70,482,000.	4,998,986
4,998,985	Undivided interest of 22.03% in a repurchase agreement (principal amount/value $22,700,000 with a maturity value of $22,700,277) with HSBC Securities (USA) Inc, 0.22%, dated 12/31/12, to be repurchased at $4,998,985 on 1/2/13, collateralized by U.S. Treasury, 0.00% - 10.63%, 8/15/15 - 11/15/42, with a value of $23,154,122.	4,998,985

Principal Amount				Value

Securities Lending Collateral — (continued)
$25,129	Undivided interest of 7.28% in a repurchase agreement (principal amount/value $345,797 with a maturity value of $345,800) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 12/31/12, to be repurchased at $25,129 on 1/2/13, collateralized by Federal National Mortgage Association, 0.50% - 6.00%, 8/9/13 - 4/18/36, with a value of $352,713.		$	25,129
4,998,985	Undivided interest of 9.51% in a repurchase agreement (principal amount/value $52,650,000 with a maturity value of $52,650,556) with Merrill Lynch, Pierce, Fenner & Smith, 0.19%, dated 12/31/12, to be repurchased at $4,998,985 on 1/2/13, collateralized by Government National Mortgage Association, 3.50% - 4.00%, 8/15/41 - 6/20/42, with a value of $53,703,006.			4,998,985
1,444,380	Undivided interest of 9.96% in a repurchase agreement (principal amount/value $14,518,150 with a maturity value of $14,518,311) with Credit Suisse Securities (USA) LLC, 0.20%, dated 12/31/12, to be repurchased at $1,444,380 on 1/2/13, collateralized by U.S. Treasury, 0.25% - 4.50%, 7/31/13 - 4/30/19, with a value of $14,808,548.			1,444,380

TOTAL SECURITIES LENDING COLLATERAL — 5.48% (Cost $17,486,788)		$		17,486,788

TOTAL INVESTMENTS — 105.15% (Cost $312,668,851)		$		335,681,093

OTHER ASSETS & LIABILITIES, NET — (5.15)%		$		(16,446,656)

TOTAL NET ASSETS — 100.00%		$		319,234,437

(a)	A portion or all of the security is on loan at December 31, 2012.
(b)	Non-income producing security.
REIT	Real Estate Investment Trust

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

As of December 31, 2012

At December 31, 2012, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation

S&P Mid 400® Emini Long Futures	6	USD	$610,860	March 2013	$4,495

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2012

Great-West Goldman Sachs Mid Cap Value Fund

ASSETS:
Investments in securities, fair value (including $16,983,255 of securities on loan)(a)	$335,681,093
Cash	3,657,865
Margin deposits	24,000
Dividends receivable	453,496
Subscriptions receivable	65,494
Variation margin on futures contracts	13,871

Total Assets	339,895,819

LIABILITIES:
Payable to investment adviser	339,786
Payable upon return of securities loaned	17,486,788
Redemptions payable	2,834,808

Total Liabilities	20,661,382

NET ASSETS	$319,234,437

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$2,923,123
Paid-in capital in excess of par	288,331,796
Net unrealized appreciation on investments and futures contracts	23,016,737
Accumulated net realized gain on investments and futures contracts	4,962,781

TOTAL NET ASSETS	$319,234,437

CAPITAL STOCK:
Authorized	85,000,000
Issued and Outstanding	29,231,232

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$10.92

(a) Cost of investments	$312,668,851

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2012

Great-West Goldman Sachs Mid Cap Value Fund

INVESTMENT INCOME:
Interest	$314
Income from securities lending	61,506
Dividends	4,727,432
Foreign withholding tax	(85)

Total Income	4,789,167

EXPENSES:
Management fees	2,204,740

Total Expenses	2,204,740

NET INVESTMENT INCOME	2,584,427

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	25,668,935
Net realized gain on futures contracts	228,846

Net realized gain	25,897,781

Net change in unrealized appreciation on investments	4,892,922
Net change in unrealized appreciation on futures contracts	955

Net change in unrealized appreciation	4,893,877

Net Realized and Unrealized Gain on Investments and Futures Contracts	30,791,658

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,376,085

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2012 and 2011

	2012	2011
Great-West Goldman Sachs Mid Cap Value Fund

OPERATIONS:
Net investment income	$2,584,427	$1,558,277
Net realized gain	25,897,781	23,421,673
Net change in unrealized appreciation (depreciation)	4,893,877	(22,490,636)

Net Increase in Net Assets Resulting from Operations	33,376,085	2,489,314

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,226,342)	(1,220,083)
From net realized gains	(7,474,344)	–

Total Distributions	(9,700,686)	(1,220,083)

CAPITAL SHARE TRANSACTIONS:
Shares sold	175,877,549	27,769,933
Shares issued in reinvestment of distributions	9,700,686	1,220,083
Shares redeemed	(39,063,594)	(57,241,639)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	146,514,641	(28,251,623)

Total Increase (Decrease) in Net Assets	170,190,040	(26,982,392)

NET ASSETS:
Beginning of year	149,044,397	176,026,789

End of year	$319,234,437	$149,044,397

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	16,706,485	2,871,106
Shares issued in reinvestment of distributions	897,810	124,120
Shares redeemed	(3,630,342)	(5,771,654)

Net Increase (Decrease)	13,973,953	(2,776,428)

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010	2009	2008(a)
Great-West Goldman Sachs Mid Cap Value Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$9.77		$9.76	$8.05	$6.29	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16	(b)	0.08	0.09	0.07	0.06
Net realized and unrealized gain (loss)	1.34		0.01	1.71	1.76	(3.71)

Total From Investment Operations	1.50		0.09	1.80	1.83	(3.65)

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.08)	(0.09)	(0.07)	(0.06)
From net realized gains	(0.26)		–	–	–	–

Total Distributions	(0.35)		(0.08)	(0.09)	(0.07)	(0.06)

NET ASSET VALUE, END OF YEAR	$10.92		$9.77	$9.76	$8.05	$6.29

TOTAL RETURN(c)	15.47%		0.92%	22.49%	29.27%	(36.50%)	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$319,234		$149,044	$176,027	$192,033	$172,664
Ratio of expenses to average net assets	1.25%		1.25%	1.25%	1.25%	1.25%	(e)
Ratio of net investment income to average net assets	1.46%		1.00%	1.05%	1.22%	1.50%	(e)
Portfolio turnover rate	147%		55%	53%	166%	101%	(d)

(a)	The Fund’s inception date was May 15, 2008.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Annualized.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND

Notes to Financial Statements

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc. on September 24, 2012 and presently consists of sixty-four funds. Interests in the Great-West Goldman Sachs Mid Cap Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of the Great-West Funds. Effective May 1, 2012, Maxim MidCap Value Portfolio’s name changed to Maxim Goldman Sachs MidCap Value Portfolio, which subsequently changed to Great-West Goldman Sachs Mid Cap Value Fund on September 24, 2012. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of the Great-West Funds.

The Fund offers two share classes, referred to as the Initial Class and Class L. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of the Fund by the number of issued and outstanding shares of each class of the Fund on each business day.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  Annual Report - December 31, 2012

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Securities Lending Collateral (Repurchase Agreements)	Maturity date and credit quality.

Derivative Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of December 31, 2012, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$308,024,259	$—	$—	$308,024,259
Foreign Common Stock	10,170,046	—	—	10,170,046
Securities Lending Collateral	—	17,486,788	—	17,486,788
Derivative Investments:
Futures Contracts	4,495	—	—	4,495

Total Investments(a)	$318,198,800	$17,486,788	$0	$335,685,588

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Futures Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

  Annual Report - December 31, 2012

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of the Great-West Funds, may hold repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Financial Futures Contracts

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

  Annual Report - December 31, 2012

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Fund’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Fund is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), formerly known as GW Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 1.25% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Goldman Sachs Asset Management, L.P. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as Directors was $238,800 for the year ended December 31, 2012. Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds.

  Annual Report - December 31, 2012

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $403,134,691 and $263,308,990, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2012, the U.S. Federal income tax cost basis was $313,106,928. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $27,665,506 and gross depreciation of securities in which there was an excess of tax cost over value of $5,091,341 resulting in net appreciation of $22,574,165.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

As the Fund may at times hold cash, in an effort to minimize the tracking error relative to the Fund’s benchmark index, the Fund may at times use index futures contracts in order to maintain index returns for that cash component. The Fund seeks to use index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

Valuation of derivative instruments as of December 31, 2012 is as follows:

Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value

futures contracts	Net unrealized appreciation on investments and futures contracts	$4,495(a)

(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative instruments for the year ended December 31, 2012 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Value	Statement of Operations Location	Value
futures contracts	Net realized gain on futures contracts	$228,846	Net change in unrealized appreciation on futures contracts	$955

The Fund held an average of 9 futures contracts for the reporting period.

6.	SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2012 the Fund had securities on loan valued at $16,983,255 and received collateral of $17,486,788 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all

  Annual Report - December 31, 2012

lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

7.	DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments to the accounting treatment of partnerships, adjustments for Passive Foreign Investment Corporation securities, adjustments for Real Estate Investment Trust securities and foreign currency reclassifications. The differences have no impact on net assets or the results of operations. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

For the year ended December 31, 2012, the Fund reclassified permanent book and tax differences of:

Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain on Investments
$–	$(358,085)	$358,085

The tax character of distributions paid during the years ended December 31, 2012 and 2011 were as follows:

	2012	2011
Distributions paid from:
Ordinary Income	$2,115,706	$1,220,083
Long-term capital gain	7,584,980	–

	$9,700,686	$1,220,083

As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$–
Undistributed capital gains	5,405,353

Net accumulated earnings	5,405,353

Net unrealized appreciation on investments	22,574,165
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$27,979,518

Under the Regulated Investment Company Modernization Act of 2010, net capital losses realized in taxable years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. For the year ended December 31, 2012, the Fund utilized $13,050,917 and had no unused capital loss carryforwards for federal income tax purposes.

8.	TAX INFORMATION (unaudited)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2012, 100% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

  Annual Report - December 31, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Goldman Sachs Mid Cap Value Fund (formerly, Maxim MidCap Value Portfolio), one of the funds of Great-West Funds, Inc. (formerly, Maxim Series Fund, Inc.) (the “Great-West Funds”) as of December 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended and the period from May 15, 2008 (inception) to December 31, 2008. These financial statements and financial highlights are the responsibility of Great-West Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Great-West Funds is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of Great-West Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West Goldman Sachs Mid Cap Value Fund of Great-West Funds, Inc. as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended and the period from May 15, 2008 (inception) to December 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 22, 2013

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of Great-West Funds’ business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting Great-West Funds, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 64 funds, each of which is a series of Great-West Funds. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum; President, Ward Lake, Inc.; Manager, 6K Ranch, LLC	64	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	64	Director, Guaranty Bancorp

Sanford Zisman 8515 East Orchard Road, Greenwood Village, CO 80111 1939	Lead Independent Director	Since 1982	Attorney, Law Firm of Zisman, Ingraham & Mong, P.C.	64	N/A
Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Mitchell T.G. Graye 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman, President & Chief Executive Officer	Since 2000 (as Director) Since 2008 (as Chairman) Since 2008 (as President and Chief Executive Officer)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, Great-West Life & Annuity Insurance Company of New York, and GWL&A Financial, Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company	64	N/A
Charles P. Nelson 8515 East Orchard Road, Greenwood Village, CO	Director	Since 2008	President, Retirement Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation,	64	N/A

80111 1961			and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC

Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Legal Counsel & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2011 (as Chief Legal Counsel)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company; Secretary and Chief Compliance Officer, GWFS Equities, Inc.; Chief Compliance Officer, Advised Assets Group, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A

John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great- West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A
Jill A. Kerschen 8515 East Orchard Road, Greenwood Village, CO 80111 1975	Assistant Treasurer	Since 2008	Senior Manager, Fund Financial & Tax Reporting, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010

Assistant Vice President

& Counsel, Great-West

Life & Annuity Insurance Company; Assistant Vice President, Counsel &

Secretary, Great-West Capital Management,

LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC

and Great-West Funds

				N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS

Equities, Inc. and Great- West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital

				N/A	N/A

1967			Management, LLC; formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Managing Director	Since 2012

Senior Vice President,

Product Management,

Great-West Life & Annuity Insurance Company;

Manager, Vice President

and Managing Director,

Advised Assets Group,

LLC; Managing Director,

Great-West Capital Management, LLC

				N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Chief Compliance Officer	Since 2011	Managing Counsel, Great-West Life & Annuity Insurance Company; Secretary, Advised Assets Group, LLC; Assistant Chief Compliance Officer, Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either Great-West Funds or Great-West Capital Management, LLC.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Fund Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $610,000 for fiscal year 2011 and $638,600 for fiscal year 2012.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $79,500 for fiscal year 2011 and $79,500 for fiscal year 2012. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $263,400 for fiscal year 2011 and $0 for fiscal year 2012. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2011 equaled $2,329,700 and for fiscal year 2012 equaled $1,680,600.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.     PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.     CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.     EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 26, 2013

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 26, 2013